Significant Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies
Advertising Expense	¥ 209,241	¥ 163,345	¥ 136,507